Document and Entity Information Document and Entity Information	Oct. 27, 2020	Jul. 28, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2020
Entity File Number	1-11607
Entity Registrant Name	DTE Energy Co
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-3217752
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Entity Central Index Key	0000936340
Amendment Flag	false
Common stock, without par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, without par value
Trading Symbol	DTE
Security Exchange Name	NYSE
2016 Series B 5.375% Junior Subordinated Debentures due 2076
Entity Information [Line Items]
Title of 12(b) Security	2016 Series B 5.375% Junior Subordinated Debentures due 2076
Trading Symbol	DTJ
Security Exchange Name	NYSE
2016 Series F 6.00% Junior Subordinated Debentures due 2076
Entity Information [Line Items]
Title of 12(b) Security	2016 Series F 6.00% Junior Subordinated Debentures due 2076
Trading Symbol	DTY
Security Exchange Name	NYSE
2017 Series E 5.25% Junior Subordinated Debentures due 2077
Entity Information [Line Items]
Title of 12(b) Security	2017 Series E 5.25% Junior Subordinated Debentures due 2077
Trading Symbol	DTW
Security Exchange Name	NYSE
2019 6.25% Corporate Units
Entity Information [Line Items]
Title of 12(b) Security	2019 6.25% Corporate Units
Trading Symbol	DTP
Security Exchange Name	NYSE
2020 Series G 4.375% Junior Subordinated Debentures due 2080
Entity Information [Line Items]
Title of 12(b) Security	2020 Series G 4.375% Junior Subordinated Debentures due 2080
Trading Symbol	DTB
Security Exchange Name	NYSE
DTE Electric
Entity Information [Line Items]
Entity File Number	1-2198
Entity Registrant Name	DTE Electric Co
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-0478650